Research and development expenses	12 Months Ended
Dec. 31, 2020
Research and development expenses
Research and development expenses

19.Research and development expenses

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Personnel expense	€75,121	€45,733	€26,519
External research and development expenses	228,438	137,050	48,859
Materials and consumables	3,099	2,027	1,464
Depreciation and amortization	2,472	1,641	494
Other expenses	16,349	11,214	6,273
	€325,479	€197,665	€83,609